DBX ETF Trust | 1
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Consumer Discretionary
— 8.9%
Lucid Group, Inc., Class A * (a)
11,505 115,050
Quantumscape Corp., Class A
* (a)
11,600 80,272
Rivian Automotive, Inc., Class
A *
6,309 96,717
Solid Power, Inc. *
25,109 88,886
Tesla, Inc. *
293 117,935
(Cost $622,012)
498,860
Energy — 5.3%
Gevo, Inc. *
63,913 116,321
Green Plains, Inc. *
13,216 181,456
(Cost $152,890)
297,777
Industrials — 63.5%
Array Technologies, Inc. *
13,983 105,991
AZZ, Inc.
1,154 156,921
Bloom Energy Corp., Class A *
1,171 182,290
Carrier Global Corp.
2,407 155,011
Casella Waste Systems, Inc.,
Class A *
1,255 116,916
Clean Harbors, Inc. *
520 152,464
Energy Vault Holdings, Inc. * (a)
23,306 69,918
EnerSys
825 137,074
Eos Energy Enterprises, Inc.
* (a)
9,052 51,551
Fluence Energy, Inc., Class A *
6,152 95,602
Fuelcell Energy, Inc. *
16,329 132,918
GE Vernova, Inc.
191 166,858
Graco, Inc.
1,522 142,946
IDEX Corp.
701 146,838
Ingersoll Rand, Inc.
1,556 146,482
Lennox International, Inc.
251 143,055
Microvast Holdings, Inc. *
40,176 89,994
Montrose Environmental Group,
Inc. *
5,018 146,626
Nextpower, Inc., Class A *
1,424 149,662
Parker-Hannifin Corp.
139 140,276
Plug Power, Inc. *
55,506 99,356
Republic Services, Inc.
605 138,545
Shoals Technologies Group, Inc.,
Class A *
14,303 84,817
SPX Technologies, Inc. *
608 137,980
Sunrun, Inc. *
7,299 96,712
Veralto Corp.
1,261 122,859
Number
of Shares Value $
Waste Management, Inc.
586 141,132
Xylem, Inc.
908 117,640
(Cost $2,740,317)
3,568,434
Information Technology
— 4.0%
First Solar, Inc. *
525 103,530
Itron, Inc. *
1,301 122,229
(Cost $210,156)
225,759
Materials — 11.4%
Ecolab, Inc.
471 145,233
Purecycle Technologies, Inc.
* (a)
14,030 88,529
Reliance, Inc.
422 133,200
Ryerson Holding Corp.
4,783 125,123
Worthington Steel, Inc.
3,608 149,949
(Cost $548,439)
642,034
Utilities — 6.7%
Brookfield Renewable Corp.
3,259 139,257
Ormat Technologies, Inc.
1,088 112,826
XPLR Infrastructure LP *
11,848 125,470
(Cost $367,577)
377,553
TOTAL COMMON STOCKS
(Cost $4,641,391)
5,610,417
EXCHANGE-TRADED FUNDS
— 0.2%
Global X US Infrastructure
Development ETF
(Cost $7,197)
160 8,814
SECURITIES LENDING
COLLATERAL — 7.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(b)(c)
(Cost $439,320)
439,320 439,320
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.62% (b)
(Cost $2,379)
2,379 2,379
TOTAL INVESTMENTS — 107.8%
(Cost $5,090,287)
6,060,930
Other assets and liabilities,
net — (7.8%)
(437,131)
NET ASSETS — 100.0%
5,623,799
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
UPGR-PH3
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 7.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (b)(c)
410,100 29,220 (d) — — — 16,854 — 439,320 439,320
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.62% (b)
1,769 46,987 (46,377) — — 103 — 2,379 2,379
411,869 76,207 (46,377) — — 16,957 — 441,699 441,699
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $372,115, which is 6.6% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,610,417 $ — $ — $ 5,610,417
Exchange-Traded Funds
8,814 — — 8,814
Short-Term Investments (a)
441,699 — — 441,699
TOTAL
$ 6,060,930 $ — $ — $ 6,060,930
(a)
See Schedule of Investments for additional detailed categorizations.